INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Investments Abstract
Investments
	At December 31	At December 31
(in thousands)	2020	2019

Investments:
Equity instruments	$16,950	$12,104
	$16,950	$12,104

Investments-by balance sheet presentation:
Current	$16,657	$—
Long-term	293	12,104
	$16,950	$12,104

Investments continuity summary
(in thousands)	2020	2019

Balance-January 1	$12,104	$2,255
Proceeds from property disposals (note 10)	270	—
Purchase of investments	7	511
Sale of investments	(477)	—
Transfer from investment in associates at fair value (note 8)	—	10,423
Fair value gain (loss) to profit and loss (note 20)	5,046	(1,085)
Balance-December 31	$16,950	$12,104